Note 6 - Net Sales	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of revenue [text block]
6.	NET SALES

Reconciliation between gross sales and net sales:

	2019	2018	2017
Gross sales and/or services	76,286.6	73,628.9	72,411.0
Excise duty	(15,836.7)	(15,876.6)	(16,192.9)
Discounts	(7,850.2)	(7,521.0)	(8,318.8)
	52,599.7	50,231.3	47,899.3

Services provided by distributors, such as brand promotion and logistics services are considered as expenses when they are separately identifiable.